QUARTERLY REPORT

AMERICAN CONSERVATIVE VALUES ETF

Schedule of InvestmentsOctober 31, 2025 (unaudited)

		Shares	Value
99.68%	COMMON STOCKS
4.41%	COMMUNICATION SERVICES
	AT&T, Inc.	34,091	$843,752
	Charter Communications, Inc.(A)	2,165	506,264
	Electronic Arts, Inc.	2,154	430,929
	Fox Corp. Class A	3,745	242,114
	Fox Corp. Class B	3,533	206,363
	The Interpublic Group	7,915	203,099
	Live Nation Entertainment(A)	993	148,483
	News Corp. Class A	5,400	143,100
	News Corp. Class B	4,937	150,430
	Newsmax, Inc.(A)	17,055	170,550
	Omnicom Group, Inc.	3,664	274,873
	Pinterest, Inc.(A)	4,056	134,254
	Spotify Technology SA ADR(A)	1,311	859,125
	Take-Two Interactive(A)	1,484	380,453
	T-Mobile US, Inc.	5,490	1,153,175
	Trump Media & Technology Group Corp.(A)	10,196	156,254
			6,003,217

9.42%	CONSUMER DISCRETIONARY
	Advance Auto Parts	222	10,463
	Airbnb, Inc.(A)	3,557	450,103
	Aptiv plc ADR(A)	883	71,611
	Autozone, Inc.(A)	111	407,862
	Bath & Body Works, Inc.	977	23,917
	Best Buy Co., Inc.	773	63,494
	Booking Holdings, Inc.	237	1,203,424
	Borg-Warner, Inc.	989	42,487
	Darden Restaurants, Inc.	445	80,167
	Domino’s Pizza, Inc.	111	44,229
	DoorDash, Inc.(A)	2,302	585,560
	DR Horton, Inc.	884	131,787
	eBay, Inc.	1,856	150,911
	Etsy, Inc.(A)	1,327	82,274

QUARTERLY REPORT

AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments - continuedOctober 31, 2025 (unaudited)

	Shares	Value
Expedia Group, Inc.	2,330	$512,600
Ford Motor Co.	13,741	180,419
Garmin Ltd. ADR	2,757	589,833
Genuine Parts Co.	555	70,657
Hasbro, Inc.	224	17,093
Hilton Worldwide Holdings, Inc.	883	226,896
Home Depot, Inc.	5,463	2,073,700
Kohl’s Corp.	4,095	66,626
Las Vegas Sands Corp.	1,325	78,639
Lennar Corp.	660	81,688
Lithia Motors, Inc.	455	142,906
LKQ Corp.	660	21,094
Marriott International Class A	2,127	554,254
McDonald’s Corp.	4,272	1,274,893
MGM Resorts International(A)	2,760	88,403
O’Reilly Automotive, Inc.(A)	7,243	684,029
Phinia, Inc.	207	10,745
Polo Ralph Lauren Corp.	110	35,163
Pool Corp.	111	29,644
Pulte Group, Inc.	334	40,037
PVH Corp.	221	17,311
Ross Stores, Inc.	2,752	437,348
Royal Caribbean Cruises ADR	553	158,617
Smith & Wesson Brands, Inc.	11,512	110,343
Sturm Ruger & Co., Inc.	3,461	146,781
Tapestry, Inc.	664	72,920
TJX Companies, Inc.	9,174	1,285,644
Tractor Supply Co.	4,313	233,376
Ulta Beauty, Inc.(A)	111	57,707
Under Armour, Inc. Class A(A)	7,937	36,590
Under Armour, Inc. Class C(A)	9,022	40,058
Wynn Resorts Ltd.	329	39,148
Yum! Brands, Inc.	342	47,268
		12,810,717

QUARTERLY REPORT

AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments - continuedOctober 31, 2025 (unaudited)

		Shares	Value
6.18%	CONSUMER STAPLES
	Altria Group, Inc.	5,251	$296,051
	Archer-Daniels-Midland Co.	1,727	104,535
	Brown-Forman Corp. Class B	671	18,271
	Church & Dwight Co.	553	48,493
	The Clorox Co	104	11,696
	Colgate-Palmolive Co.	2,916	224,678
	Constellation Brands, Inc.	879	115,483
	Dollar General Corp.	1,008	99,449
	Dollar Tree, Inc.(A)	548	54,318
	Estee Lauder Cos. Class A	553	53,470
	General Mills, Inc.	1,326	61,805
	The Hershey Company	334	56,656
	Kimberly-Clark Corp.	772	92,416
	The Kraft Heinz Co.	2,097	51,859
	Kroger Co.	772	49,122
	McCormick & Co., Inc.(B)	442	28,359
	Mondelez International Inc. Class A	12,458	715,837
	Monster Beverage Corp.(A)	4,188	279,884
	PepsiCo, Inc.	6,907	1,009,044
	Philip Morris International, Inc.	5,878	848,372
	The Procter & Gamble Co.	11,592	1,743,089
	Sysco Corp.	531	39,443
	Walmart, Inc.	23,690	2,396,954
			8,399,283

3.11%	ENERGY
	Baker Hughes Co.	2,313	111,972
	Chevron Corp.	6,144	969,032
	ConocoPhillips	2,428	215,752
	EOG Resources, Inc.	1,213	128,384
	Exxon Mobil Corp.	15,238	1,742,618
	Halliburton Co.	2,201	59,075
	Kinder Morgan, Inc.	5,070	132,783
	Marathon Petroleum Corp.	2,237	436,014

QUARTERLY REPORT

AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments - continuedOctober 31, 2025 (unaudited)

		Shares	Value
	Occidental Petroleum Corp.	2,209	$91,011
	Oneok, Inc.	989	66,263
	Schlumberger Ltd. ADR	4,185	150,911
	Williams Cos., Inc.	2,092	121,064
			4,224,878

12.12%	FINANCIALS
	Aflac, Inc.	662	70,960
	American International Group	777	61,352
	Ameriprise Financial, Inc.	446	201,935
	Aon plc ADR	553	188,396
	Arthur J Gallagher & Co.	223	55,636
	Bank of New York Mellon	1,078	116,349
	Berkshire Hathaway Class B(A)	4,990	2,382,925
	Blackstone, Inc.	2,906	426,136
	Capital One Financial	3,642	801,204
	CBOE Global Markets, Inc.	1,191	292,557
	The Charles Schwab Corp.	3,041	287,435
	Chubb Ltd. ADR	1,674	463,598
	Cincinnati Financial Corp.	445	68,793
	Citigroup, Inc.	8,246	834,743
	Citizens Financial Group	1,872	95,229
	CME Group, Inc.	2,479	658,150
	Coinbase Global, Inc.(A)	486	167,077
	Fidelity National Information Services, Inc.	1,871	116,975
	Fifth Third Bancorp	3,087	128,481
	Fiserv, Inc.(A)	4,699	313,376
	Franklin Resources, Inc.	658	14,877
	Global Payments, Inc.	1,973	153,420
	Hartford Financial Services Group, Inc.	774	96,115
	Huntington Bancshares	3,419	52,789
	Intercontinental Exchange	3,107	454,523
	Invesco Ltd. ADR	336	7,963
	Keycorp	2,316	40,738
	KKR & Co., Inc.	1,842	217,964

QUARTERLY REPORT

AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments - continuedOctober 31, 2025 (unaudited)

		Shares	Value
	Loews Corp.	543	$54,061
	MarketAxess Holdings, Inc.	111	17,767
	Marsh & McLennan Cos, Inc.	1,449	258,139
	Mastercard, Inc. Class A	4,124	2,276,407
	MetLife, Inc.	3,908	311,937
	Moody’s Corporation	1,111	533,613
	Morgan Stanley	3,122	512,008
	MSCI, Inc.	113	66,506
	Northern Trust Corp.	881	113,358
	The PNC Financial Services Group, Inc.	2,019	368,568
	Principal Financial Group, Inc.	443	37,230
	Prudential Financial, Inc.	446	46,384
	Raymond James Financial	663	105,198
	Regions Financial Corp.	3,966	95,977
	Rocket Cos, Inc.	8,135	135,529
	S&P 500 Global, Inc.	1,546	753,227
	State Street Corp.	1,323	153,018
	Synchrony Financial	223	16,587
	T Rowe Price Group, Inc.	774	79,358
	The Travelers Companies, Inc.	229	61,514
	Truist Financial Corp.	5,288	236,003
	US Bancorp	6,453	301,226
	Wells Fargo & Co.	12,249	1,065,296
	Willis Towers Watson plc ADR	334	104,575
			16,473,183

9.50%	HEALTH CARE
	Abbott Laboratories	5,564	687,822
	Abbvie, Inc.	5,698	1,242,392
	Agilent Technologies, Inc.	553	80,937
	Amgen, Inc.	1,562	466,148
	Becton Dickinson & Co.	774	138,322
	Biogen, Inc.(A)	131	20,209
	Boston Scientific Corp.(A)	4,131	416,074
	Bristol-Myers Squibb Co.	7,591	349,717

QUARTERLY REPORT

AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments - continuedOctober 31, 2025 (unaudited)

	Shares	Value
Cardinal Health, Inc.	657	$125,336
Cencora, Inc.	663	223,968
Centene Corp.(A)	1,210	42,798
The Cigna Group	2,211	540,391
Cooper Cos., Inc.(A)	444	31,040
CVS Health Corp.	3,861	301,737
Danaher Corp.	2,560	551,373
Dexcom, Inc.(A)	888	51,699
Edwards Lifescience Corp.(A)	1,547	127,550
Elevance Health, Inc.	1,039	329,571
Eli Lilly & Co.	2,316	1,998,384
Embecta Corp.	127	1,694
Fortrea Holdings, Inc.(A)	222	2,322
GE Healthcare Technologies	1,006	75,400
Gilead Sciences, Inc.	1,224	146,623
Grail, Inc.(A)	79	7,262
HCA Healthcare, Inc.	328	150,775
Hologic, Inc.(A)	331	24,464
Humana, Inc.	769	213,928
Idexx Laboratories, Inc.(A)	113	71,135
Illumina, Inc.(A)	442	54,605
Incyte Corp.(A)	336	31,409
Intuitive Surgical, Inc.(A)	1,468	784,323
Iqvia Holdings, Inc.(A)	441	95,459
Labcorp Holdings, Inc.	222	56,379
McKesson Corp.	560	454,350
Medtronic plc ADR	4,109	372,686
Merck & Company, Inc.	8,372	719,825
Mettler-Toledo International, Inc.(A)	1	1,416
Regeneron Pharmaceuticals, Inc.	336	219,005
ResMed, Inc.	223	55,054
Solventum Corp.(A)	217	14,982
Stryker Corp.	1,005	358,021
Thermo Fisher Scientific, Inc.	1,220	692,216
Veeva Systems, Inc. Class A(A)	214	62,317

QUARTERLY REPORT

AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments - continuedOctober 31, 2025 (unaudited)

		Shares	Value
	Vertex Pharmaceuticals(A)	789	$335,775
	Zimmer Biomet Holdings	341	34,291
	Zoetis, Inc.	1,095	157,779
			12,918,962

11.27%	INDUSTRIALS
	3M Co.	871	145,022
	Amentum Holdings, Inc.(A)	348	7,799
	American Airlines Group(A)	5,730	75,235
	Ametek, Inc.	439	88,726
	Automatic Data Processing, Inc.	1,566	407,630
	The Boeing Co.(A)	1,546	310,777
	Broadridge Financial Solutions, Inc.	333	73,393
	Builders FirstSource, Inc.(A)	1,004	116,635
	Canadian Pacific Kansas City Southern ADR	2,214	159,297
	Carrier Global Corp.	1,213	72,161
	Caterpillar, Inc.	1,673	965,756
	CH Robinson Worldwide, Inc.	336	51,741
	Cintas Corp.	2,237	409,975
	Copart, Inc.(A)	15,799	679,515
	CSX Corp.	6,608	238,020
	Cummins, Inc.	553	242,037
	Deere & Co.	1,266	584,424
	Eaton Corp. plc	2,104	802,802
	Emerson Electric Co.	2,008	280,257
	Equifax, Inc.	332	70,085
	Expeditors International of Washington, Inc.	444	54,124
	Fastenal Co.	3,312	136,289
	FedEx Corp.	663	168,283
	Fortive Corporation	776	39,064
	GE Vernova LLC	782	457,579
	General Dynamics Corp.	325	112,093
	General Electric Co.	3,129	966,705
	Grainger WW, Inc.	112	109,648

QUARTERLY REPORT

AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments - continuedOctober 31, 2025 (unaudited)

	Shares	Value
Honeywell International	2,557	$514,801
Illinois Tool Works, Inc.	663	161,719
Ingersoll Rand, Inc.	884	67,476
Jacobs Solutions, Inc.	329	51,261
JB Hunt Transport Services, Inc.	111	18,743
Johnson Controls International ADR	2,908	332,646
L3Harris Technologies, Inc.	664	191,962
Lockheed Martin Corp.	778	382,683
Norfolk Southern Corp.	235	66,594
Northrop Grumman Corp.	443	258,468
Old Dominion Freight	446	62,627
Otis Worldwide Corp.	658	61,036
PACCAR, Inc.	1,521	149,666
Parker-Hannifin Corp.	333	257,352
Paychex, Inc.	1,104	129,201
Paycom Software, Inc.	111	20,767
Quanta Services, Inc.	111	49,853
RB Global, Inc. ADR	2,280	226,222
Republic Services, Inc.	2,228	463,959
Rockwell Automation, Inc.	111	40,888
RTX Corp.	4,467	797,360
Southwest Airlines Co.	2,206	66,842
Trane Technologies plc ADR	550	246,758
Transdigm Group, Inc.	111	145,245
Uber Technologies, Inc.(A)	9,022	870,623
Union Pacific Corp.	2,003	441,401
United Airlines Holdings(A)	2,196	206,512
UPS, Inc. Class B	1,974	190,333
Veralto Corp.	854	84,273
Verisk Analytics, Inc.	1,414	309,327
Wabtec Corp.	439	89,749
Waste Management, Inc.	2,485	496,428
Xylem, Inc.	223	33,640
		15,311,485

QUARTERLY REPORT

AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments - continuedOctober 31, 2025 (unaudited)

		Shares	Value
20.96%	INFORMATION TECHNOLOGY - HARDWARE
	Advanced Micro Devices(A)	5,020	$1,285,722
	Amphenol Corp. Class A	3,566	496,886
	Analog Devices, Inc.	2,645	619,274
	Broadcom, Inc.	12,553	4,639,965
	Cisco Systems, Inc.	33,972	2,483,693
	Corning, Inc.	2,098	186,890
	HP, Inc.	5,164	142,888
	Intel Corp.(A)	16,249	649,798
	Jabil, Inc.	1,573	347,460
	Keysight Technologies, Inc.(A)	442	80,868
	Lam Research Corp.	6,658	1,048,369
	Microchip Technology, Inc.	1,104	68,912
	Micron Technology, Inc.	4,004	895,975
	Motorola Solutions, Inc.	2,108	857,345
	Nvidia Corp.	61,433	12,439,568
	NXP Semiconductors NV ADR	971	203,056
	Qualcomm, Inc.	4,112	743,861
	Ralliant Corp.	258	11,331
	Roper Technologies, Inc.	1,014	452,396
	TE Connectivity plc ADR	1,106	273,193
	Texas Instruments, Inc.	3,444	556,068
			28,483,518

16.89%	INFORMATION TECHNOLOGY - SOFTWARE & SERVICES
	Accenture plc Class A ADR	3,007	752,051
	Adobe, Inc.(A)	2,330	792,922
	Applied Materials, Inc.	3,586	835,897
	Arista Networks, Inc.(A)	8,925	1,407,383
	Autodesk, Inc.(A)	1,224	368,840
	Cadence Design Systems(A)	1,896	642,156
	CDW Corp.	334	53,230
	Cognizant Tech Solutions	3,914	285,252
	CrowdStrike Holdings, Inc.(A)	580	314,946

QUARTERLY REPORT

AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments - continuedOctober 31, 2025 (unaudited)

		Shares	Value
	F5, Inc.(A)	1,100	$278,355
	Fair Isaac Corp.(A)	207	343,523
	Fortinet, Inc.(A)	2,195	189,714
	Gartner Group, Inc.(A)	440	109,270
	Hewlett-Packard Enterprise	13,270	324,053
	Intuit, Inc.	1,644	1,097,452
	KLA Corp.	590	713,157
	Manhattan Associates, Inc.(A)	678	123,443
	Microsoft Corp.	16,504	8,545,936
	Oracle Corp.	7,890	2,071,993
	Palo Alto Networks, Inc.(A)	3,049	671,512
	Seagate Technology Holdings plc ADR	545	139,455
	ServiceNow, Inc.(A)	1,143	1,050,737
	Synopsys, Inc.(A)	1,344	609,934
	Tyler Technologies, Inc.(A)	106	50,484
	Verisign, Inc.	3,216	771,197
	Workday, Inc. Class A(A)	968	232,243
	Zebra Technologies Corp.(A)	657	176,897
			22,952,031

2.11%	MATERIALS
	Air Products and Chemicals, Inc.	666	161,565
	Albemarle Corp.	111	10,904
	Amcor plc ADR	4,962	39,200
	Ball Corporation	1,104	51,888
	Celanese Corp. Class A	112	4,305
	Corteva, Inc.	2,208	135,660
	Dow, Inc.	879	20,964
	Dupont de Nemours, Inc.	754	61,564
	Ecolab, Inc.	776	198,966
	FMC Corp.	112	1,699
	Freeport-McMoran, Inc.	5,293	220,718
	International Flavors & Fragrance, Inc.	221	13,916
	International Paper Co.	1,545	59,699
	Linde plc ADR	2,350	983,005

QUARTERLY REPORT

AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments - continuedOctober 31, 2025 (unaudited)

		Shares	Value
	LyondellBasell Industries NV ADR	659	$30,591
	The Mosaic Co.	881	24,183
	Newmont Goldcorp Corp.	2,094	169,551
	Nucor Corp.	768	115,238
	Olin Corp.	6,652	137,696
	Packaging Corp. of America	223	43,654
	PPG Industries, Inc.	663	64,808
	The Sherwin-Williams Co.	664	229,040
	Smurfit Kappa Group plc ADR	553	20,417
	Solstice Advanced Materials, Inc.(A)	639	28,811
	Sylvamo Corp.	119	4,831
	Vulcan Materials Co.	111	32,135
			2,865,010

1.60%	REAL ESTATE
	Alexandria Real Estate Equities, Inc. REIT	223	12,983
	American Tower Corporate REIT	1,229	219,966
	AvalonBay Communities, Inc. REIT	334	58,089
	CBRE Group, Inc.(A)	1,323	201,665
	Crown Castle, Inc. REIT	1,216	109,708
	Digital Realty Trust, Inc. REIT	773	131,727
	Equinix, Inc.	335	283,413
	Equity Residential REIT	994	59,083
	Extra Space Storage, Inc. REIT	112	14,956
	Host Hotels & Resorts, Inc. REIT	1,316	21,082
	Mid-America Apartment Communities REIT	112	14,362
	Millrose Properties, Inc. REIT	324	10,436
	Prologis, Inc.	3,589	445,359
	Public Storage REIT	552	153,765
	Realty Income Corp. REIT	539	31,251
	SBA Communications Corp.	103	19,722
	Simon Property Group, Inc. REIT	549	96,492
	Ventas, Inc. REIT	657	48,480
	Welltower, Inc. REIT	1,104	199,868
	Weyerhaeuser Co. REIT	1,761	40,503
			2,172,913

QUARTERLY REPORT

AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments - continuedOctober 31, 2025 (unaudited)

		Shares	Value
2.11%	UTILITIES
	AES Corp.	657	$9,113
	Ameren Corp.	99	10,100
	American Electric Power, Inc.	450	54,117
	American Water Works Co.	223	28,640
	CenterPoint Energy, Inc.	1,102	42,140
	Consolidated Edison, Inc.	109	10,618
	Constellation Energy Corp.	443	167,011
	Dominion Energy, Inc.	641	37,620
	DTE Energy Co.	446	60,451
	Duke Energy Corp.	1,418	176,257
	Edison International	873	48,347
	Eversource Energy	883	65,174
	Exelon Corp.	1,080	49,810
	FirstEnergy Corp.	1,436	65,812
	NextEra Energy, Inc.	8,685	706,959
	Public Service Enterprise Group, Inc.	1,213	97,719
	Sempra Energy	470	43,212
	The Southern Company	10,793	1,014,974
	WEC Energy Group	666	74,412
	Xcel Energy, Inc.	1,324	107,469
			2,869,955

99.68%	TOTAL COMMON STOCKS
	(Cost: $100,223,725)		135,485,150

99.68%	TOTAL INVESTMENTS
	(Cost: $100,223,725)		135,485,150
0.32%	Other assets, net of liabilities		428,665
100.00%	NET ASSETS		$135,913,816

(A)Non-income producing

(B)Non-voting shares

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

REIT - Real Estate Investment Trust

QUARTERLY REPORT

AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments - continuedOctober 31, 2025 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of October 31, 2025:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
COMMON STOCKS	$135,485,150	$—	$—	$135,485,150
	$135,485,150	$—	$—	$135,485,150

The cost of investments for Federal income tax purposes has been estimated a/o October 31, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $100,223,725, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$39,959,734
Gross unrealized depreciation	(4,698,309)
Net unrealized appreciation	$35,261,425